Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Disclosure of Non-Current Assets - Intangibles

	Patents A$	Intellectual Property Assets A$	Goodwill A$	Total A$
At June 30, 2020

Cost or fair value	1,915,671	25,730,602	109,962	27,756,235
Accumulated amortization	(1,915,671)	(10,645,757)	—	(12,561,428)

Net book amount	—	15,084,845	109,962	15,194,807

Fiscal Year ended June 30, 2021
Opening net book amount	—	15,084,845	109,962	15,194,807
Exchange difference	—	(481,492)	—	(481,492)
Amortization charge	—	(1,866,067)	—	(1,866,067)

Closing net book amount	—	12,737,286	109,962	12,847,248

At June 30, 2021
Cost or fair value	1,915,671	24,880,102	109,962	26,905,735
Accumulated amortization	(1,915,671)	(12,142,816)	—	(14,058,487)

Net book amount	—	12,737,286	109,962	12,847,248

Fiscal Year ended June 30, 2022
Opening net book amount	—	12,737,286	109,962	12,847,248
Exchange difference	—	(478,979)	—	(478,979)
Amortization charge	—	(1,814,199)	—	(1,814,199)

Closing net book amount	—	10,444,108	109,962	10,554,070

At June 30, 2022
Cost or fair value	1,915,671	23,864,364	109,962	25,889,997
Accumulated amortization	(1,915,671)	(13,420,256)	—	(15,335,927)

Net book amount	—	10,444,108	109,962	10,554,070